Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net [Abstract]
Schedule of Composition and Movement	Composition and movement:
	Capitalized Software development costs	Customer relationship	Acquired technology	Others	Total

Cost:
Balance as of January 1, 2022	$90,101	$86,651	$18,371	$637	$195,760
Capitalized development costs	3,059	-	-	-	3,059
Purchase of intangible asset	-	219	-	-	219
Acquisition of subsidiaries	-	11,319	2,707	-	14,026
Adjustments arising from translating financial statements of foreign operations	(103)	(5,055)	(1,030)	(53)	(6,241)

Balance as of December 31, 2022	$93,057	$93,134	$20,048	$584	$206,823

Accumulated amortization and impairment:
Balance as of January 1, 2022	$79,354	$54,494	$10,329	$193	$144,370
Amortization recognized in the year	3,817	7,865	1,797	95	13,574
Adjustments arising from translating financial statements of foreign operations	-	(2,930)	(244)	(4)	(3,178)

Balance as of December 31, 2022	$83,171	$59,429	$11,882	$284	$154,766

Amortized cost at December 31, 2022	$9,886	$33,705	$8,166	$300	$52,057
	Capitalized Software development costs	Customer relationship	Acquired technology	Others	Total

Cost:
Balance as of January 1, 2023	$93,057	$93,134	$20,048	$584	$206,823
Capitalized development costs	3,183	-	-	-	3,183
Acquisition of subsidiaries	-	7,704	-	1,706	9,410
Adjustments arising from translating financial statements of foreign operations	(32)	(1,172)	(332)	(13)	(1,549)

Balance as of December 31, 2023	96,208	99,666	19,716	2,277	217,867

Accumulated amortization and impairment:
Balance as of January 1, 2023	$83,171	$59,429	$11,882	$284	$154,766
Amortization recognized in the year	3,545	7,925	1,712	291	13,473
Adjustments arising from translating financial statements of foreign operations	-	(864)	(163)	(3)	(1,030)

Balance as of December 31, 2023	86,716	66,490	13,431	572	167,209

Amortized cost at December 31, 2023	$9,492	$33,176	$6,285	$1,705	$50,658

Schedule of Amortization Expenses Related to Intangible Assets	During the years ended December 31, 2021, 2022 and 2023 the Company recognized amortization expenses related to intangible assets as follows:
	Year ended December 31,
	2021	2022	2023
Cost of revenues	$6,068	$5,405	$5,471
Selling and marketing expenses	6,968	8,169	8,002
	$13,036	$13,574	$13,473

Schedule of Intangible Assets Composition by Reportable Segment	Intangible assets composition by reportable segment as of December 31, 2023:
	IT professional services	Software services	Total
Capitalized Software development costs	$788	$8,704	$9,492
Customer relationship	24,517	8,659	33,176
Acquired technology	1,439	4,846	6,285
Others	1,487	218	1,705
Total	$28,231	$22,427	$50,658

Schedule of Estimated Future Amortization of Intangible Assets	The estimated future amortization expense of intangible assets as of December 31, 2023 is as follows:
2024	$13,136
2025	11,040
2026	9,011
2027	6,338
2028 and thereafter	11,133
$50,658